Trade, other payables and provisions	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
Disclosure of trade and other payables [text block]

21 Trade, other payables and provisions

	At 31 December
(in USD million)	2018	2017

Trade payables	2,532	3,181
Non-trade payables and accrued expenses	2,604	2,345
Joint venture payables	2,254	2,464
Payables to equity accounted associated companies and other related parties	725	858

Total financial trade and other payables	8,115	8,849
Current portion of provisions and other non-financial payables	255	888

Trade, other payables and provisions	8,369	9,737

Included in current portion of provisions and other non-financial payables are certain provisions that are further described in note 20 Provisions and in note 24 Other commitments, contingent liabilities and contingent assets. For information regarding currency sensitivities, see note 26 Financial instruments: fair value measurement and sensitivity analysis of market risk. For further information on payables to equity accounted associated companies and other related parties, see note 25 Related parties.